UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottingham Advisors Inc.
Address: 500 Essjay Road, Suite 220
         Williamsville, NY  14221

13F File Number:  028-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Mohn
Title:     Chief Compliance Officer
Phone:     716-633-3800

Signature, Place, and Date of Signing:

 /s/ Karen Mohn     Williamsville, NY     July 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:    $269,924 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866     5287   330871 SH       SOLE                   330871        0        0
APPLE INC                      COM              037833100     7325    12542 SH       SOLE                    12542        0        0
AT&T INC                       COM              00206R102      347     9726 SH       SOLE                     9726        0        0
BANK OF AMERICA CORPORATION    COM              060505104      203    24778 SH       SOLE                    24778        0        0
BLACKROCK MUNIYIELD QLTY FD    COM              09254E103      191    12700 SH       SOLE                    12700        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      156    27536 SH       SOLE                    27536        0        0
COMMUNITY BK SYS INC           COM              203607106    10357   381892 SH       SOLE                   381892        0        0
EXXON MOBIL CORP               COM              30231G102     1017    11884 SH       SOLE                    11884        0        0
GABELLI UTIL TR                COM              36240A101      197    24619 SH       SOLE                    24619        0        0
GENERAL ELECTRIC CO            COM              369604103     1197    57453 SH       SOLE                    57453        0        0
GLOBAL X FDS                   GLB X URANIUM    37950E754     2744   367820 SH       SOLE                   367820        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      317     1620 SH       SOLE                     1620        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      285    13052 SH       SOLE                    13052        0        0
ISHARES INC                    MSCI BRAZIL      464286400      328     6341 SH       SOLE                     6341        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     4695   181682 SH       SOLE                   181682        0        0
ISHARES INC                    MSCI EMU INDEX   464286608     5853   213219 SH       SOLE                   213219        0        0
ISHARES INC                    MSCI THAILAND    464286624      373     5400 SH       SOLE                     5400        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      254    20625 SH       SOLE                    20625        0        0
ISHARES INC                    MSCI TURKEY FD   464286715      739    14125 SH       SOLE                    14125        0        0
ISHARES INC                    MSCI TAIWAN      464286731      200    16375 SH       SOLE                    16375        0        0
ISHARES INC                    MSCI S KOREA     464286772      420     7665 SH       SOLE                     7665        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    14979   266578 SH       SOLE                   266578        0        0
ISHARES TR                     S&P 500 INDEX    464287200     1440    10530 SH       SOLE                    10530        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     3975   101572 SH       SOLE                   101572        0        0
ISHARES TR                     S&P 500 VALUE    464287408      366     5875 SH       SOLE                     5875        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    25278   505956 SH       SOLE                   505956        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      266     5732 SH       SOLE                     5732        0        0
ISHARES TR                     RUSSELL MCP GR   464287481      263     4450 SH       SOLE                     4450        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      231     2455 SH       SOLE                     2455        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    27200   398705 SH       SOLE                   398705        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    28942   457731 SH       SOLE                   457731        0        0
ISHARES TR                     RUSSELL 2000     464287655      215     2708 SH       SOLE                     2708        0        0
ISHARES TR                     S&P SMLCAP 600   464287804    12290   167740 SH       SOLE                   167740        0        0
ISHARES TR                     MRTG PLS CAP IDX 464288539     1147    80812 SH       SOLE                    80812        0        0
ISHARES TR                     MSCI PERU CAP    464289842      336     7900 SH       SOLE                     7900        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663    14544   245056 SH       SOLE                   245056        0        0
JOHNSON & JOHNSON              COM              478160104      306     4530 SH       SOLE                     4530        0        0
M & T BK CORP                  COM              55261F104      676     8183 SH       SOLE                     8183        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     5595   124966 SH       SOLE                   124966        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506      203     7775 SH       SOLE                     7775        0        0
MARKET VECTORS ETF TR          VIETNAM ETF      57060U761      332    18050 SH       SOLE                    18050        0        0
MICROSOFT CORP                 COM              594918104      663    21678 SH       SOLE                    21678        0        0
PIMCO NEW YORK MUN FD II       COM              72200Y102      159    12210 SH       SOLE                    12210        0        0
PIMCO NEW YORK MUN INCM FD 1   COM              72201E105      119    11381 SH       SOLE                    11381        0        0
PIMCO NY MUNICIPAL INCOME FD   COM              72200T103      133    10702 SH       SOLE                    10702        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      235     3670 SH       SOLE                     3670        0        0
PROCTER & GAMBLE CO            COM              742718109      353     5765 SH       SOLE                     5765        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883      935    60000 SH       SOLE                    60000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     4569    68836 SH       SOLE                    68836        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803      740    25751 SH       SOLE                    25751        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     1941    52487 SH       SOLE                    52487        0        0
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109      203     1583 SH       SOLE                     1583        0        0
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      750    16856 SH       SOLE                    16856        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     3188    18609 SH       SOLE                    18609        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763      539     9685 SH       SOLE                     9685        0        0
SYNERGETICS USA INC            COM              87160G107      312    70000 SH       SOLE                    70000        0        0
TRANS1 INC                     COM              89385X105      426   171683 SH       SOLE                   171683        0        0
UROLOGIX INC                   COM              917273104      132   171794 SH       SOLE                   171794        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629    11499   148947 SH       SOLE                   148947        0        0
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718     1747    21465 SH       SOLE                    21465        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     9932   248743 SH       SOLE                   248743        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    36234   639157 SH       SOLE                   639157        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      218     4530 SH       SOLE                     4530        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      204     4600 SH       SOLE                     4600        0        0
WISDOMTREE TRUST               EQTY INC ETF     97717W208      921    20041 SH       SOLE                    20041        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     8440   162912 SH       SOLE                   162912        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     4263    97324 SH       SOLE                    97324        0        0